Other assets - Details of other assets (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Other assests [Line Items]
Total	₩ 3,061,552	$ 2,429,417	₩ 2,088,950
Lease assets
Other assests [Line Items]
Total	2,593,578		1,782,887
Prepaid expenses
Other assests [Line Items]
Total	287,323		189,808
Advance payments
Other assests [Line Items]
Total	99,772		61,042
Non-operational assets
Other assests [Line Items]
Total	23,340		16,248
Others
Other assests [Line Items]
Total	₩ 57,539		₩ 38,965